Cash flows reconciliation (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows Reconciliation
Proceeds from the partial disposal of VBML shares	$ 2,455
Proceeds from the partial disposal of PTVI shares	155
Proceeds from the divestment of Companhia Siderúrgica do Pecém		1,082
Cash contribution to Companhia Siderúrgica do Pecém		(1,149)
Cash received (payments) from disposal of investments, net	$ 2,610	$ (67)